Insurance contracts and private pension (Details 3) - Private Pension [member] - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liability Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	R$ 227,952	R$ 209,463
Operating Income from Insurance Contracts and Private Pension	(84,584)	(83,040)
Financial Income from Insurance Contracts and Private Pension	29,186	20,483
Premiums Received, Claims and Other Expenses Paid	92,574	81,046
Closing Balance	265,128	227,952
Loss Component Of The Liability For Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	184	110
Operating Income from Insurance Contracts and Private Pension	148	164
Financial Income from Insurance Contracts and Private Pension	263	(90)
Premiums Received, Claims and Other Expenses Paid
Closing Balance	595	184
Liability For Incurred Claims [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	86	87
Operating Income from Insurance Contracts and Private Pension	82,827	81,216
Financial Income from Insurance Contracts and Private Pension	6	2
Premiums Received, Claims and Other Expenses Paid	(82,821)	(81,219)
Closing Balance	98	86
Total [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	228,222	209,660
Operating Income from Insurance Contracts and Private Pension	(1,609)	(1,660)
Financial Income from Insurance Contracts and Private Pension	29,455	20,395
Premiums Received, Claims and Other Expenses Paid	9,753	(173)
Closing Balance	R$ 265,821	R$ 228,222